SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Changes in Share Capital
The following table summarizes the movement in the number of shares outstanding during the years ended December 31, 2022 and December 31, 2021:

Outstanding shares at January 1, 2021	197,692,321
Shares issued under ATM program	5,499,658
Shares issued on exercise of options	339,000
Outstanding shares at December 31, 2021	203,530,979
Shares issued in connection with Euronav share acquisition	19,091,910
Outstanding shares at December 31, 2022	222,622,889